Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Services Portfolio
May 31, 2024
MED-NPRT1-0724
1.802180.120
Common Stocks - 98.3%
	Shares	Value ($)
Health Care Providers & Services - 97.0%
Health Care Distributors - 9.6%
Cencora, Inc.	290,600	65,841,242
McKesson Corp.	115,800	65,958,522
		131,799,764
Health Care Facilities - 16.9%
Acadia Healthcare Co., Inc. (a)	667,400	45,977,186
Encompass Health Corp.	480,300	41,493,117
HCA Holdings, Inc.	188,700	64,110,825
Surgery Partners, Inc. (a)(b)	1,234,736	34,078,714
Tenet Healthcare Corp. (a)	167,400	22,635,828
U.S. Physical Therapy, Inc. (b)	136,100	13,959,777
Universal Health Services, Inc. Class B	57,800	10,970,440
		233,225,887
Health Care Services - 29.5%
agilon health, Inc. (a)(b)	4,017,360	25,309,368
Andlauer Healthcare Group, Inc.	184,939	5,088,384
BrightSpring Health Services, Inc. (b)	2,131,100	23,974,875
Chemed Corp.	64,900	35,978,613
Cigna Group	373,772	128,809,307
CVS Health Corp.	2,224,270	132,566,492
LifeStance Health Group, Inc. (a)(b)	4,179,459	23,279,587
Privia Health Group, Inc. (a)(b)	1,783,363	30,977,015
		405,983,641
Managed Health Care - 41.0%
Alignment Healthcare, Inc. (a)	1,106,222	8,717,029
Centene Corp. (a)	1,388,784	99,423,047
Elevance Health, Inc.	125,402	67,526,469
Humana, Inc.	32,100	11,495,652
Molina Healthcare, Inc. (a)(b)	199,100	62,632,878
UnitedHealth Group, Inc.	634,750	314,436,105
		564,231,180
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,335,240,472
Health Care Technology - 0.9%
Health Care Technology - 0.9%
Evolent Health, Inc. Class A (a)(b)	619,900	13,135,681
Insurance - 0.4%
Life & Health Insurance - 0.4%
Oscar Health, Inc. Class A (a)	282,200	5,632,712
TOTAL COMMON STOCKS (Cost $878,351,538)		1,354,008,865

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(e)	69,639	698,479
Health Care Technology - 0.4%
Health Care Technology - 0.4%
Aledade, Inc.:
Series B1 (a)(d)(e)	52,232	2,057,941
Series E1 (a)(d)(e)	40,149	1,581,871
Series F (d)(e)	59,859	2,358,445
		5,998,257
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,111,292)		6,696,736

Money Market Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	22,881,279	22,885,855
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	99,059,662	99,069,568
TOTAL MONEY MARKET FUNDS (Cost $121,955,423)		121,955,423

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $1,009,418,253)	1,482,661,024
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(105,690,569)
NET ASSETS - 100.0%	1,376,970,455

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,696,736 or 0.5% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,000,000

Aledade, Inc. Series E1	5/20/22	1,999,998

Aledade, Inc. Series F	6/07/23	2,999,983

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	1,998,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,504,694	128,468,351	114,087,335	118,759	145	-	22,885,855	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	87,877,224	265,667,701	254,475,357	48,947	-	-	99,069,568	0.4%
Total	96,381,918	394,136,052	368,562,692	167,706	145	-	121,955,423

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.